Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2018	$ 47,507
Twelve months ending December 31, 2019	37,266
Twelve months ending December 31, 2020	37,284
Twelve months ending December 31, 2021	37,266
Twelve months ending December 31, 2022 and after	$ 72,263